SHARE-BASED COMPENSATION - Restricted shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥) ¥ / shares shares
Weighted Average Grant Date Fair Value
Fair value of the restricted shares vested | ¥	¥ 22,931
Restricted Shares
Number of Restricted Shares
Outstanding at beginning (in shares) | shares	1,266,825
Granted (in shares) | shares	15,959,139
Forfeited (in shares) | shares	(150,502)
Vested (in shares) | shares	(753,642)
Outstanding at ending (in shares) | shares	16,321,820
Weighted Average Grant Date Fair Value
Outstanding at beginning (per share) | ¥ / shares	¥ 30.18
Granted (per share) | ¥ / shares	40.31
Forfeited (per share) | ¥ / shares	30.63
Vested (per share) | ¥ / shares	30.43
Outstanding at ending (per share) | ¥ / shares	¥ 40.07
Unrecognized compensation cost | ¥	¥ 598,244
Weighted-average vesting period	1 year 11 months 4 days
Restricted Shares | Minimum
Weighted Average Grant Date Fair Value
Vesting period (in years)	3 years
Restricted Shares | Maximum
Weighted Average Grant Date Fair Value
Vesting period (in years)	5 years